UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[   ] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [   ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)()  [   ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [   ]

[✓] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of securitizer: 0001810511

(Exact name of issuing entity as specified in its charter): Loanpal Solar Loan 2020-2 Ltd. and Loanpal Solar Loan 2020-2 LLC1

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable
Tanguy Serra (650) 350-2296
Name and telephone number, including area code, of the person to contact in connection with this filing

1 GoodFinch Fund I, LP, as securitizer, is filing this Form ABS-15G in respect of issuances of asset-backed securities by the following issuing entities (under Rule 144A of the Securities Act of 1933, as amended from time to time): Loanpal Solar Loan 2020-2 Ltd. and Loanpal Solar Loan 2020-2 LLC, as co-issuers.

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 2.01 Findings and Conclusions of Third-Party Due Diligence Report Obtained by the Issuer
Attached as Exhibit 99.1 hereto is an Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated July 2, 2020, obtained by the securitizer with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: July 2, 2020	GoodFinch Fund I, LP (Securitizer)

	By:	/s/ Tanguy Serra
Name: Tanguy Serra
Title: Senior Officer in Charge of Securitization

EXHIBIT INDEX

Exhibit number	Description

Exhibit 99.1	Agreed-upon procedures report, dated July 2, 2020 of Deloitte & Touche LLP.